The Variable Annuity Life Insurance Company
Portfolio Director®
For Series 1.40 to 12.40
Updating Summary Prospectus For Existing Investors
April 28, 2025
This updating summary prospectus provides updated information about Portfolio Director® group and individual fixed and variable deferred annuity contracts issued by The Variable Annuity Life Insurance Company.
The Contract is available to participants who receive certificates in certain employer-sponsored qualified retirement plans, as an individual retirement account (IRA) or as a non-qualified contract. Nonqualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer’s plan. The Contracts permit Participants to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Investment Options described in this prospectus. If your Contract is part of your employer’s retirement program, that program will describe which Variable Investment Options are available to you. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, those Variable Investment Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract.
The Contract may be used where you have engaged an investment adviser to provide investment advice regarding the periodic allocation of investments within the Contract. We call this an “Advisory Program.” For new investors, the investment adviser must be our affiliate VALIC Financial Advisors, Inc. (“VFA”), a registered investment adviser. VFA will charge a fee for such services, and any fee is in addition to the Contract’s fees and expenses. If you are a current contract owner, you may have engaged an investment adviser through a third-party, who is not affiliated with us. For new investors, we no longer honor investment adviser transfer requests in connection with Advisory Programs that are offered through third-party investment advisers.
Advisory Program fees deducted from the Contract may reduce the death benefit, living benefit and annuity benefits, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.
This updating summary prospectus describes 12 different classes of the Contract. We call these classes “series” in the contract and in marketing materials. There are differences among the series with respect to surrender charges, other fees and charges, restrictions, and features. Each series is offered to certain group plans or through certain markets. Certain series are no longer available for new sales.
The prospectus for the Contract contains more information about the Contract, including its features, benefits, and risks. You can find the current prospectus and other information about the Contract online at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities. You can also obtain this information at no cost by calling us at 1-800-448-2542 or by writing to our Annuity Service Center (VALIC Document Control, P.O. Box 15648, Amarillo, Texas 79105).
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at www.Investor.gov.

Special Terms Used in this Summary Prospectus

Account Value	The total sum of your Fixed Account Option(s) and/or Variable Investment Option(s) that have not yet been applied to your annuity payments.

Advisory Program
The investment advice service provided by your Investment Adviser. Guided Portfolio AdvantageSM /
Guided Portfolio Services® are the financial advice services offered by our affiliate, VALIC Financial
Advisors, Inc., a registered investment adviser and Company subsidiary (“VFA”). A separate investment advisory fee and agreement are required for either of these services, if available under an employer’s retirement plan. Alternatively, you may have enrolled in an Advisory Program offered by a third-party investment adviser who is not affiliated with us. There may also be an advisory fee required by that adviser. You should ask your investment adviser about any fees charged for investment advice provided. For new investors, we no longer honor investment adviser transfer requests in connection with Advisory Programs that are offered through third-party Investment Advisers.

Contract	The group and individual fixed and variable deferred annuity contracts summarized in this summary prospectus and described in more detail in the prospectus.

Fixed Account Option	An account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC’s general account.

Fixed Account Plus	A type of Fixed Account Option under the Contract.

Fund or Mutual Fund	The investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

Investment Adviser
The investment adviser that you have engaged to provide services as part of an Advisory Program. The investment adviser may have been engaged through a third party. For new investors, we only support
Advisory Programs that are offered through our affiliate, VALIC Financial Advisors (“VFA”), Inc., a registered investment adviser and our subsidiary. There are typically advisory fees associated with an
Advisory Program. Those fees are separate from the Contract’s fees and charges.

VALIC is not an investment adviser to any Advisory Program and does not provide any advice under an Advisory Program.

Living Benefit
An optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time or as long as you and your spouse live, even if your entire Account
Value has been reduced to zero. Living Benefits are no longer available for purchase.

Market Close	The close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time, on each day the NYSE is open for business.

Multi-Year Enhanced Option	A type of Fixed Account Option, potentially subject to market value adjustments.

Platform Charge	A fee we charge in order to make certain underlying Funds available as an investment option under the Contract.

Purchase Payment	An amount of money you or your employer pay to VALIC to receive the benefits of a Contract.

Short-Term Fixed Account	A type of Fixed Account Option under the Contract.

VALIC (we, us, our)	The Variable Annuity Life Insurance Company.

Variable Investment Option (or Division)	Any variable investment option under the Contract. Each Variable Investment Option invests in the shares of a single Fund.

Updated Information About Your Contract

The following is a summary of certain Contract features that have changed since the prospectus dated April 29, 2024. This may not reflect all of the changes that have occurred since you entered into your Contract.
At a meeting held on January 22 - 23, 2025, the Board of Directors (the “Board”) of VALIC Company I approved an amendment to the Investment Sub-Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”), the Fund’s investment adviser, and BlackRock Investment Management, LLC (“BlackRock”) with respect to the Growth Fund. BlackRock will replace SunAmerica Asset Management, LLC (SunAmerica”) as subadviser to the Fund. The Board also approved certain changes to the Fund’s principal investment strategies and techniques.
At a meeting held on January 22-23, 2025, the Board of Directors (the “Board”) of VALIC Company I approved an Investment Sub-Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”), the Fund’s investment adviser, and BlackRock Investment Management, LLC (“BlackRock”) with respect to the NASDAQ 100 Fund. BlackRock will replace SunAmerica Asset Management, LLC (“SunAmerica”) as subadviser to the Fund. The Board also approved certain changes to the Fund’s principal investment strategies and techniques.
At a meeting held on January 22 - 23, 2025, the Board of Directors (the “Board”) of VALIC Company I approved an Investment Sub-Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”), the Fund’s investment adviser, and BlackRock Investment Management, LLC (“BlackRock”) with respect to the Stock Index Fund. BlackRock will replace SunAmerica Asset Management, LLC (“SunAmerica”) as subadviser to the Fund. The Board also approved certain changes to the Fund’s principal investment strategies and techniques.
At a meeting held on January 22-23, 2025, the Board of Directors (the “Board”) of VALIC Company I approved an Investment Sub-Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”), the Fund’s investment adviser, and BlackRock Investment Management, LLC (“BlackRock”) with respect to the U.S. Socially Responsible Fund. BlackRock will replace SunAmerica Asset Management, LLC (“SunAmerica”) as subadviser to the Fund. The Board also approved certain changes to the Fund’s principal investment strategies and techniques.
At a meeting held on January 22 - 23, 2025, the Board of Directors (the “Board”) of VALIC Company I approved an Investment Sub-Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”), the Fund’s investment adviser, and BlackRock Investment Management, LLC (“BlackRock”) with respect to the Mid Cap Index Fund. BlackRock will replace SunAmerica Asset Management, LLC (“SunAmerica”) as subadviser to the Fund. The Board also approved certain changes to the Fund’s principal investment strategies and techniques.
At a meeting held on January 22-23, 2025, the Board of Directors (the “Board”) of VALIC Company I approved an Investment Sub-Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”), the Fund’s investment adviser, and BlackRock Investment Management, LLC (“BlackRock”) with respect to the Small Cap Index Fund. BlackRock will replace SunAmerica Asset Management, LLC (“SunAmerica”) as subadviser to the Fund. The Board also approved certain changes to the Fund’s principal investment strategies and techniques.
At a meeting held on January 22 - 23, 2025, the Board of Directors (the “Board”) of VALIC Company I approved an Investment Sub-Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”), the Fund’s investment adviser, and BlackRock Investment Management, LLC (“BlackRock”) with respect to the International Socially Responsible Fund. BlackRock will replace SunAmerica Asset Management, LLC (“SunAmerica”) as subadviser to the Fund. The Board also approved certain changes to the Fund’s principal investment strategies and techniques.
At a meeting held on January 22 - 23, 2025, the Board of Directors (the “Board”) of VALIC Company I approved an Investment Sub-Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”), the Fund’s investment adviser, and BlackRock Investment Management, LLC (“BlackRock”) with respect to the International Equities Fund. BlackRock will replace SunAmerica Asset Management, LLC (“SunAmerica”) as subadviser to the Fund. The Board also approved certain changes to the Fund’s principal investment strategies and techniques.

Important Information You Should Consider About the Contract

	FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals
Your Contract may be subject to surrender charges depending on the series of Contract:
•Series 1, 3, 4, 5, 7, 8, 9, and 10. If you withdraw money under the
Contract within five years of making a Purchase Payment, you may be assessed a surrender charge of up to 5%, either as a percentage of the amount withdrawn or as a percentage of Purchase Payments made during the last five years, whichever is less.
•Series 2, 6, 11, and 12. No surrender charge.
For example, if you own a series 1, 3, 4, 5, 7, 8, 9, or 10 Contract and make an early withdrawal, you could pay a surrender charge of up to $5,000 on a
$100,000 investment. No surrender charges would apply to a series 2, 6, 11, or 12 Contract.
You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
Fee Tables Fees and Charges – Surrender Charge
Transaction Charges
In addition to surrender charges (if applicable), you may also be charged for other transactions.
•You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
•In certain states, you may be subject to a loan application fee and loan interest if you request a loan under the Contract.
•Under a series 11 contract, if you transfer amounts from the Fixed Account
Plus option to another investment option under the Contract (or another funding entity) in excess of the annual limit, you may be subject to a charge of 5% on the excess amount transferred.
•While you are enrolled in an Advisory Program, you will pay an Advisory
Program Fee to your Investment Adviser, and your Investment Adviser may direct VALIC to deduct such fee from your Account Value.
•There may also be taxes on Purchase Payments.
Fee Tables Fees and Charges

	FEES AND EXPENSES			Location in Prospectus
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any advisory fees paid to an investment adviser from the Contract or other Contract owner assets. If such charges were reflected, the fees and expenses would be higher. Interest on Contract loans is not reflected below.
				Fees and Charges
	Annual Fee	Minimum	Maximum
	Base Contract[1] (varies by Contract class)	0.60%	0.61%
	Investment Options[2] (Fund fees and expenses)	0.20%	1.29%
	Optional Benefits Available for an Additional Charge (For a single optional benefit, if elected)	0.65%[3]	3.10%[4]
1 As a percentage of average daily net asset value allocated to a Variable
Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to series 1 and 9 only.
2 As a percentage of Fund net assets, plus any applicable amounts deemed to be Platform Charge.
3 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the minimum charge for the least expensive
(Minimum) Living Benefit.
4 As a percentage of the benefit base used to calculate the guaranteed benefit. This represents the maximum charge for most expensive (Maximum)
Living Benefit, for which the current charge may fluctuate quarterly based on market volatility based on the Living Benefit effective date.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $817	Highest Annual Cost: $5,005
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
base Contract classes and Fund
fees and expenses
•No optional benefits
•No surrender charges or advisory
fees
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
base Contract classes, optional
benefits, and Fund fees and
expenses
•No surrender charges or advisory
fees
•No additional Purchase Payments,
transfers, or withdrawals

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract, including your principal investment.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
•This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
•Charges may apply to withdrawals under a series 1, 3, 4, 5, 7, 8, 9, or 10
Contract. Surrender charges could significantly reduce the amount that you receive upon taking a withdrawal. Withdrawals may also reduce or terminate Contract guarantees.
•If you select the Fixed Account Plus option for investment, your ability to transfer amounts from that option is subject to an annual limit. It may take several years to transfer all amounts from the Fixed Account Plus option.
Under a series 11 Contract, if you transfer amounts from the Fixed Account
Plus option in excess of that annual limit (including withdrawals from the
Fixed Account Plus option for the purpose of transferring assets to another funding entity), you may be subject to a charge.
•You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
•The benefits of tax deferral, long-term income, and optional Living Benefit guarantees mean the Contract is generally more beneficial to investors with a long investment time horizon.

Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.
•Each Variable Investment Option and each Fixed Account Option has its own unique risks.
•You should review the investment options before making an investment decision.

Insurance Company Risks
An investment in the Contract is subject to the risks related to us, VALIC. Any obligations (including under any Fixed Account Option), guarantees, and benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling 1-800-448-2542 or visiting
www.corebridgefinancial.com/rs.

	RESTRICTIONS	Location in Prospectus
Investments
•Certain investment options may not be available under your Contract.
Some in-plan deferred compensation plans may restrict investment in
Public Funds. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, Variable Investment Options investing in a Public Fund will not be available to you.
•You may transfer funds between the investment options, subject to certain restrictions.
•If you are enrolled in an Advisory Program, you are personally prohibited from making transfers among investment options in the Contract. During such period, transfer instructions may only be provided by the Investment
Adviser. If you terminate the Advisory Program, you may make transfers among the investment options subject to certain restrictions.
•Transfers between the investment options, as well as certain purchases and redemptions, are subject to policies designed to deter market timing and frequent transfers.
•Transfers to and from the Fixed Account Options are subject to special restrictions.
•Early withdrawals and transfers from a Multi-Year Enhanced Option may be subject to negative adjustments.
•We reserve the right to remove or substitute Funds as investment options.
Variable Investment Options and Fixed Account Options Transfers Between Investment Options
Optional Benefits
•Additional restrictions and limitations apply under the Contract’s optional
Living Benefits, which are no longer available for purchase.
•If you elected an optional Living Benefit, not all investment options may be available and you must invest in accordance with any applicable investment restrictions.
•We may modify the investment restrictions for an optional Living Benefit.
•If you are participating in an Advisory Program and your Investment
Adviser’s fees are deducted from your Contract, the deduction of those fees may reduce the optional living benefit, death benefit and any other guaranteed benefit, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.
•Withdrawals that exceed limits specified by the terms of an optional Living
Benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn and could terminate the benefit.
Appendix B – Living Benefits Advisory Program Federal Tax Matters
TAXES
Tax Implications
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the
Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account, there is no additional tax benefit under the Contract.
•Withdrawals, including withdrawals to pay your Investment Adviser’s fees, may be subject to ordinary income tax. You may have to pay a tax penalty if you take a withdrawal before age 59½.
Federal Tax Matters

	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
Your financial professional may receive compensation for selling this
Contract to you in the form of commissions, additional cash compensation, and non-cash compensation. We may share the revenue we earn on this
Contract with your financial professional’s firm, which may be our affiliate
VFA. This conflict of interest may influence your financial professional to recommend this Contract over another investment for which the financial professional is not compensated or compensated less.
You may determine to engage an Investment Adviser to provide investment advice to you for the Contract. Your Investment Adviser will charge an
Advisory Program Fee. We do not set your investment advisory fee. While
VALIC may deduct the Advisory Program Fee from your Account Value based on instructions from your Investment Adviser, we do not retain any portion of these fees. If VFA is the Investment Adviser of your Advisory Program,
VALIC, as the parent company of VFA will indirectly benefit from VFA’s receipt of Advisory Program Fees.
In addition, VFA’s financial professionals and their managers are eligible for benefits from us or our affiliates, such as non-cash compensation items.
One or more of these conflicts of interest may influence your financial professional to recommend this Contract over another investment.
General Information – Distribution of the Contracts Advisory Program
Exchanges
Some financial professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.

Appendix A — Funds Available Under the Contract

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities. You can also request this information at no cost by calling 1-800-448-2542. Depending on the optional benefits you choose, you may not be able to invest in certain Funds. Refer to your employer’s retirement program documents for a list of the employer-selected Variable Investment Options and any limitations on the number of Variable Investment Options you may choose. All Funds may not be available for all plans or individual or group contracts. See “Investment Restrictions for Optional Living Benefits” in this appendix.
The current expenses and performance information below reflect fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge, such as Platform Charges. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund[3,5] – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.09%	None	1.09%	23.60%	14.47%	15.58%*
	Systematic Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP	0.65%	None	0.65%	34.48%	13.26%	14.17%
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.77%	None	0.77%	31.78%	17.48%	14.45%
	Dividend Value Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.68%	None	0.68%	12.84%	8.00%	8.50%
	Growth Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock	0.62%	None	0.62%	32.74%	16.43%	14.46%
	Large Capital Growth Fund[2] Adviser: VALIC Sub-Adviser: Massachusetts Financial Services Company	0.70%	None	0.70%	16.24%	12.44%	13.21%
	Nasdaq-100® Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.43%	None	0.43%	25.27%	19.55%	17.90%
	Stock Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.23%	None	0.23%	24.66%	14.17%	12.74%
	Systematic Core Fund[2,5] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.64%	None	0.64%	23.11%	14.06%	12.32%
	Systematic Value Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.65%	None	0.65%	16.74%	9.02%	8.41%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	18.61%	11.99%	11.50%
	Vanguard Windsor II Fund[3] – Investor Shares Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.32%	0.25%	0.57%	14.21%	12.10%	10.35%

Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] – Investor Class Adviser: Ariel Investments, LLC	1.14%	None	1.14%	6.30%	6.83%	6.13%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.74%	None	0.74%	19.78%	11.99%	12.04%
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/ a Boston Partners and Wellington Management	0.82%	None	0.82%	10.85%	9.44%	8.38%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	13.51%	9.94%	9.32%
Domestic Small- Cap Equity	Ariel Fund[3] – Investor Class Adviser: Ariel	1.00%	None	1.00%	11.80%	8.56%	7.62%
	Small Cap Growth Fund[2,5] Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.	0.87%	None	0.87%	10.85%	5.38%	9.90%
	Small Cap Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.37%	None	0.37%	11.21%	7.02%	7.52%
	Small Cap Special Values Fund[2] Adviser: VALIC Sub-Adviser: Allspring Global Investments, LLC	1.07%	None	1.07%	6.48%	7.53%	8.25%
	Small Cap Value Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.81%	None	0.81%	9.08%	8.05%	6.58%
Global Equity (International and Domestic)	Global Strategy Fund[2,5] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.65%	None	0.65%	12.15%	3.96%	3.37%
	International Socially Responsible Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.58%	None	0.58%	2.96%	4.38%	6.46%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.95%	None	0.95%	11.41%	1.73%	3.59%
	International Equities Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.43%	None	0.43%	3.13%	4.27%	4.86%
	International Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Morgan Stanley Investment Management Co.	0.81%	None	0.81%	6.58%	4.85%	6.67%
	International Opportunities Fund[2,5] Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. and Wellington Management	1.00%	None	1.00%	-2.39%	0.98%	5.05%
	International Value Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs and Columbia Management Investment Advisers, LLC	0.78%	None	0.78%	8.43%	4.41%	3.74%

Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co. and MFS	0.91%	None	0.91%	1.40%	-0.99%	2.63%
	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5 Adviser: Invesco Advisers, Inc.	1.15%	None	1.15%	5.69%	7.33	2.54
	Science & Technology Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock, Voya	0.91%	None	0.91%	32.60%	17.23%	17.41%

Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Hybrid (Equity and Fixed Income)	Aggressive Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	14.23%	8.07%	7.59%
	Asset Allocation Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.65%	None	0.65%	15.00%	8.21%	6.54%
	Conservative Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.62%	None	0.62%	7.53%	4.17%	4.53%
	Dynamic Allocation Fund[2,5] Adviser: VALIC Sub-Advisers: AllianceBernstein L.P. and SunAmerica	0.84%	None	0.84%	12.72%	5.55%	5.84%
	Moderate Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	10.82%	6.64%	6.56%
	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.75%	None	0.75%	8.54%	5.14%	5.62%
	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.77%	None	0.77%	8.90%	5.48%	6.13%
	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.79%	None	0.79%	9.44%%	6.07%	6.70%
	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.81%	None	0.81%	10.46%	6.79%	7.31%
	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	11.67%	7.59%	7.89%
	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	12.84%	8.29%	8.38%
	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.86%	None	0.86%	13.61%	8.79%	8.70%
	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	13.89%	8.91%	8.76%
	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	13.96%	8.88%	8.74%
	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	13.97%	8.89%	8.74%
	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares Adviser: The Vanguard Group, Inc.	0.12%	0.25%	0.37%	7.54%	3.99%	4.82%
	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.14%	0.25%	0.39%	13.18%	7.99%	7.95%
	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.13%	0.25%	0.38%	10.31%	6.00%	6.41%
	Vanguard Wellington Fund[3] – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.51%	14.76%	8.15%	8.36%

Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	1.69%	0.04%	1.59%
	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	5.17%	2.42%	1.70%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	1.14%	-0.50%	0.84%
	High Yield Bond Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	6.52%	3.69%	4.58%
	Inflation Protected Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.59%	None	0.59%	1.18%	1.59%	1.95%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.81%	None	0.81%	-1.00%	-1.82%	0.41%
	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	-2.80%	-2.31%	1.75%
	Vanguard Long-Term Treasury Fund[3] – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	-6.41%	-5.16%	-0.73%
* Average Annual Total Returns is since inception of the Fund.
1 The following adviser/sub-adviser abbreviations are used in this table:
•
Allspring – Allspring Global Investments, LLC
•
Ariel – Ariel Investments, LLC
•
BlackRock – BlackRock Investment Management, LLC
•
Goldman Sachs – Goldman Sachs Asset Management, L.P.
•
JPMIM – J.P. Morgan Investment Management Inc.
•
MFS – Massachusetts Financial Services Company
•
MSIM – Morgan Stanley Investment Management Inc.
•
PineBridge – PineBridge Investments LLC
•
SunAmerica – SunAmerica Asset Management, LLC (an affiliate of VALIC due to common ownership)
•
T. Rowe Price – T. Rowe Price Associates, Inc.
•
VALIC – The Variable Annuity Life Insurance Company
•
Vanguard – The Vanguard Group, Inc.
•
Voya – Voya Investment Management Co. LLC
•
Wellington Management – Wellington Management Company LLP
2 A VALIC Company I Fund.
3 A Public Fund. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans (“Public Funds”) will not be available within your Contract.
4 The Vanguard LifeStrategy Funds’ board of trustees allocates each Fund’s assets among the underlying funds based on the Fund’s investment objective and policies. The board may change these allocations from time to time without shareholder approval. The investment adviser to the underlying funds is Vanguard.

5 This Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Fund prospectus for additional information.
6 A Platform Charge may only be increased to the extent that the Base Contract Expense plus the Platform Charge does not exceed 0.85%.
Investment Restrictions For Optional Living Benefits
If you elected an optional Living Benefit, as long as your Living Benefit remains in effect, we require that you allocate your investments in accordance with the investment restrictions applicable to that benefit, as described below. Please see “Appendix B – Living Benefits” for additional information about investment restrictions.
For all optional Living Benefits, investments are not permitted in the following:
Multi-Year Fixed Option – 3 years
Multi-Year Fixed Option – 5 years
Multi-Year Fixed Option – 7 years
Multi-Year Fixed Option – 10 years

IncomeLOCK +6 and IncomeLOCK +8
If you elected IncomeLOCK +6 (Options 1, 2, or 3) on or after February 25, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect:
•
You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and
•
The remaining 80% of your Purchase Payments must be allocated among the following investment options:
Core Bond Fund
Dynamic Allocation Fund
Goldman Sachs VIT Government Money Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund
Short-Term Fixed Account
If you elected IncomeLOCK +6 (Custom Allocation) on or after February 25, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect:
•
You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and
•
Your Purchase Payments must also be allocated in accordance with the following table:

Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum

Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Variable Investment Options and/or Fixed Account Options
Fixed Account Plus**
Short-Term Fixed Account**
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund
American Beacon Man Large Cap Growth
Fund
Asset Allocation Fund
Capital Appreciation Fund
Conservative Growth Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Growth Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Growth Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small Cap Value Fund

* The required allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A.
** No more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account.
If you elected IncomeLOCK +6 (Options 1, 2, or 3) or IncomeLOCK +8 on December 26, 2012 through February 24, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect:
•
You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and
•
The remaining 80% of your Purchase Payments must be allocated among the following investment options:
Core Bond Fund
Dynamic Allocation Fund
Goldman Sachs VIT Government Money Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund
Short-Term Fixed Account
If you elected IncomeLOCK +6 (Custom Allocation) on December 26, 2012 through February 24, 2013, your Contract is subject to the following investment restrictions while your benefit remains in effect:
•
You must allocate 20% of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus; and

•
Your Purchase Payments must also be allocated in accordance with the following table:

Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Variable Investment Options and/or Fixed Account Options
Fixed Account Plus**
Short-Term Fixed Account**
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund
American Beacon Man Large Cap Growth
Fund
Asset Allocation Fund
Capital Appreciation Fund
Conservative Growth Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Emerging Economies Fund***
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Growth Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Growth Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund***
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small Cap Value Fund

* The required allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A.
** No more than 90% of each Purchase Payment may be allocated on a combined basis to Fixed Account Plus and Short-Term Fixed Account.
*** For Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund (formerly Global Equities Fund) is in Group B. For Living Benefits with an Endorsement Date on or after November 1, 2011, the Emerging Economies Fund is in Group C.
If you elected IncomeLOCK +6 or IncomeLOCK +8 prior to December 26, 2012, your Contract is subject to the following investment restrictions while your benefit remains in effect:
•
You must allocate a certain percentage of your Purchase Payments (including ineligible Purchase Payments) to Fixed Account Plus:
○
If you elected your benefit before May 1, 2012, this percentage is 15%.
○
If you elected your benefit after May 1, 2012, this percentage is 20%.

•
Your Purchase Payments must also be allocated in accordance with the following table:

Investment Group	Group A: Bond, Cash and Fixed Accounts*	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	30% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum
Variable Investment Options and/or Fixed Account Options
Fixed Account Plus
Short-Term Fixed Account
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund
American Beacon Man Large Cap Growth
Fund
Asset Allocation Fund
Capital Appreciation Fund
Conservative Growth Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Emerging Economies Fund
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Growth Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Growth Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund**
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small Cap Value Fund

* The required allocation to Fixed Account Plus counts against the 30% of your investments that must be allocated to Group A.
**If you elected your benefit prior to November 1, 2011, the Emerging Economies Fund is in Group B.
IncomeLOCK
If you elected IncomeLOCK on or after July 6, 2010, your Contract is subject to the following investment restrictions while your benefit remains in effect.
Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Investment Restrictions	20% Minimum 100% Maximum	0% Minimum 70% Maximum	0% Minimum 10% Maximum

Investment Group	Group A: Bond, Cash and Fixed Accounts	Group B: Equity Maximum	Group C: Limited Equity
Variable Investment Options and/or Fixed Account Options
Fixed Account Plus
Short-Term Fixed Account
Core Bond Fund
Goldman Sachs VIT Government Money
Market Fund
Government Securities Fund
Inflation Protected Fund
International Government Bond Fund
Vanguard Long-Term Investment Grade Fund
Vanguard Long-Term Treasury Fund

Aggressive Growth Lifestyle Fund
American Beacon Man Large Cap Growth
Fund
Asset Allocation Fund
Capital Appreciation Fund
Conservative Growth Lifestyle Fund
Dividend Value Fund
Dynamic Allocation Fund
Emerging Economies Fund
Global Strategy Fund
Growth Fund
High Yield Bond Fund
International Equities Index Fund
International Growth Fund
International Socially Responsible Fund
International Value Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Value Fund
Moderate Growth Lifestyle Fund
Stock Index Fund
Systematic Core Fund
Systematic Growth Fund
Systematic Value Fund
T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2060 Fund
U.S. Socially Responsible Fund
Vanguard LifeStrategy Conservative Growth
Fund
Vanguard LifeStrategy Growth Fund
Vanguard LifeStrategy Moderate Growth
Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Ariel Appreciation Fund
Ariel Fund
Emerging Economies Fund*
Global Real Estate Fund
International Opportunities Fund
Invesco Balanced-Risk Commodity Strategy
Fund
Mid Cap Strategic Growth Fund
Nasdaq-100® Index Fund
Science and Technology Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small Cap Value Fund

* If you elected your benefit prior to November 1, 2011, the Emerging Economies Fund is in Group B.
If you elected IncomeLOCK prior to July 6, 2010, your Contract is not subject to investment restrictions while your benefit remains in effect.

Appendix B — Index Information

The Contract is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Contract. The Corporations make no representation or warranty, express or implied to the owners of the Contract or any member of the public regarding the advisability of investing in securities generally or in the Contract particularly, or the ability of the Nasdaq 100 to track general stock market performance. The Corporations' only relationship to the Company (“Licensee”) is in the licensing of the Nasdaq® and certain trade names of the Corporations and the use of the Nasdaq 100 which is determined, composed, and calculated by Nasdaq without regard to Licensee or the Contract. Nasdaq has no obligation to take the needs of the Licensee or the owners of the Contract into consideration in determining, composing, or calculating the Nasdaq 100. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Contract to be issued or in the determination or calculation of the equation by which the Contract is to be converted into cash. The Corporations have no liability in connection with the administration, marketing, or trading of the Contract.
THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF NASDAQ 100 OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE CONTRACT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ 100 OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ 100® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
B-1

* * *
This summary prospectus incorporates by reference the prospectus and Statement of Additional Information (SAI) for the Contract, both dated April 28, 2025, as may be amended or supplemented from time to time. The SAI may be obtained free of charge in the same manner as the prospectus.
EDGAR Contract Identifier: C000242995 (For contracts purchased after December 29, 2006)
EDGAR Contract Identifier: C000242999 (For contracts purchased on or before December 29, 2006)
© 2025 Corebridge Financial, Inc.
All Rights Reserved.
2